UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21489

AVIEMORE FUNDS

(Exact name of registrant as specified in charter)

20 Phelps Rd., Old Chatham, NY          12136

(Address of principal executive offices) (Zip code)

Paul Michael Frank

20 Phelps Rd., Old Chatham, NY 12136

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 392-5880

Date of fiscal year end: April 30

Date of reporting period: April 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Navigator Fund

ANNUAL REPORT

April 30, 2008

                                                                                                                   June 7, 2008

Dear Shareholders:

Enclosed for your review is the Annual Report of the Navigator Fund (the “Fund”) for its fiscal year ending April 30, 2008.  The Fund commenced operation on May 3, 2004 and this report covers the Fund's fourth year of operation.  The Fund's Board of Trustees voted to change the name to Navigator Fund and add Mark A. Grimaldi as co-portfolio manager on January 1, 2008.

Our proprietary models quantitatively rank all actively traded ETF's based upon metrics such as money flows, price movement, and volatility.  The holdings of the Fund are rotated so that the ETF's showing strength in the models are purchased and held.  Those showing weakness in the model are sold or not considered for purchase.  The cash position of the Fund will fluctuate depending upon market conditions.  The goal of the management team is to produce above market returns while assuming below market risk.  We believe that the Fund's long-term Alpha of +1.6 and Beta of 0.6 [according to Morningstar as of June 1, 2008] demonstrate that we have been accomplishing our goal.

Allocation selections and market performance were the factors that contributed to the Fund's performance during the last fiscal year.  The Fund tracked the broad U.S. equity market in the beginning of the one year period, but moved to a conservative allocation in October 2007.  The Fund maintained its conservative allocation for the remainder of the year, which allowed it to gain in value while all of the U.S. Equity indexes lost value.  The conservative allocation was accomplished by overweighting both fixed income and hard assets while underweighting equities.

I invite you to visit the Fund's web site at www.NAVFX.com.  There is contact information on the web site for anyone with questions or comments.

Very truly yours,

Paul M. Frank

2008 Annual Report  1

Navigator Fund

PERFORMANCE INFORMATION

April 30, 2008 NAV $11.65

Average annual total returns for the periods ended April 30, 2008.

                      Since

                                                            1 Year(A)              3 Year(A)                Inception(A)

Navigator Fund

             2.20%

               8.17%

                                   5.75%

Standard & Poor’s 500 Index(B)

-4.68%

   8.22%                       7.74%

(A) 1 Year, 3 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Navigator Fund was May 3, 2004.

(B) The S&P 500 Index is a broad market-weighted average index dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.  CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-9136.

2008 Annual Report  2

Navigator Fund

PROXY VOTING (Unaudited)

Aviemore Asset Management, LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.aviemorefund.com and is also available without charge, upon request, by calling our toll free number (1-800-239-9136). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, contained on Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-800-239-9136). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2008 Annual Report  3

Availability of Quarterly Schedule of Investments (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Expense Example (Unaudited)

Shareholders of this Fund incur ongoing operating expenses consisting solely of management fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on October 31, 2007 and held through April 30, 2008.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below  provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

          Expenses Paid

                    Beginning                   Ending                 During the Period*

                                                    Account Value          Account Value            October 31, 2007

              October 31, 2007         April 30, 2008             to April 30, 2008

Actual                                   $1,000.00                  $997.70                          $8.69

Hypothetical                          $1,000.00                 $1,016.16                         $8.77

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2008 Annual Report  4

Navigator Fund

	Schedule of Investments
	April 30, 2008

Shares		Market Value	% of Net Assets

EXCHANGE TRADED FUNDS AND COMMON STOCKS

Exchange Traded Funds
49,041	Consumer Staples Select Sector SPDR	$ 1,355,984
30,000	iShares Dow Jones US Healthcare	1,906,500
18,000	iShares Lehman 1-3 Year Treasury Bond	1,500,480
17,000	iShares Lehman 7-10 Year Treasury	1,515,890
5,000	iShares Lehman TIPS Bond	535,550
20,000	iShares MSCI Brazil Index	1,806,400
10,000	iShares Russell 2000 Index	714,700
5,000	iShares Russell Midcap Growth Index	542,500
5,000	MidCap SPDRs	761,700
5,000	SPDRs	692,000
6,000	streetTRACKS Gold Shares *	519,900
		11,851,604	84.69%

COMMON STOCKS

National Commercial Banks
25	Kinderhook Bank Corp.	884	0.01%

Total for Exchange Traded Funds and Common Stocks		11,852,488	84.70%
	(Cost $11,609,445)

Cash Equivalents
1,822,066	First American Treasury Obligation Fund Cl Y 1.63% **	1,822,066	13.02%
	(Cost $1,822,066)

	Total Investments	13,674,554	97.72%
	(Cost $13,431,511)

	Other Assets in Excess of Liabilities	319,690	2.28%

	Net Assets	$ 13,994,244	100.00%

* Non-Income Producing Securities.

** Variable Rate Security; The Yield Rate shown represents the rate at April 30, 2008.

The accompanying notes are an integral part of these

financial statements.

2008 Annual Report  5

Navigator Fund

Statement of Assets and Liabilities
April 30, 2008

Assets:
Investment Securities at Market Value	$ 13,674,554
(Identified Cost - $13,431,511)
Cash	118,731
Receivables:
Receivable for Fund Shares Sold	216,515
Dividends and Interest	2,914
Total Assets	14,012,714
Liabilities:
Management Fees Payable	18,470
Total Liabilities	18,470
Net Assets	$ 13,994,244
Net Assets Consist of:
Paid In Capital	13,434,002
Accumulated Net Investment Income	46,382
Realized Gain on Investments - Net	270,817
Unrealized Appreciation in Value
of Investments Based on Identified Cost	243,043
Net Assets, for 1,201,582 Shares Outstanding	$ 13,994,244
(Unlimited number of shares authorized)
Net Asset Value, Offering and Redemption Price
Per Share ($13,994,244/1,201,582 shares)	$ 11.65

Statement of Operations
For the year ended April 30, 2008

Investment Income:
Dividends	$ 147,224
Interest	72,012
Total Investment Income	219,236
Expenses:
Management Fees (Note 3)	182,036
Total Expenses	182,036

Net Investment Income (Loss)	37,200

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	537,036
Net Change In Unrealized Appreciation on Investments	(338,616)
Net Realized and Unrealized Gain (Loss) on Investments	198,420

Net Increase in Net Assets from Operations	$ 235,620

The accompanying notes are an integral part of these

financial statements.

2008 Annual Report  6

Navigator Fund

Statement of Changes in Net Assets
	5/1/2007	5/1/2006
	to	to
	4/30/2008	4/30/2007
From Operations:
Net Investment Income (Loss)	$ 37,200	$ 57,741
Net Realized Gain (Loss) on Investments	537,036	(145,415)
Net Change In Unrealized Appreciation	(338,616)	296,837
Increase (Decrease) in Net Assets from Operations	235,620	209,163
From Distributions to Shareholders:
Net Investment Income	(22,285)	(26,274)
Net Realized Gain from Security Transactions	(51,451)	(202,761)
Change in Net Assets from Distributions	(73,736)	(229,035)
From Capital Share Transactions:
Proceeds From Sale of Shares	7,623,640	5,444,247
Shares Issued on Reinvestment of Dividends	73,736	229,035
Cost of Shares Redeemed	(2,561,198)	(369,931)
Net Increase from Shareholder Activity	5,136,178	5,303,351

Net Increase in Net Assets	5,298,062	5,283,479

Net Assets at Beginning of Period	8,696,182	3,412,703
Net Assets at End of Period (Including Accumulated Undistributed	$ 13,994,244	$ 8,696,182
Net Investment Income of $46,382 and $31,467, respectively)

Share Transactions:
Issued	663,704	473,492
Reinvested	6,525	20,215
Redeemed	(225,528)	(31,957)
Net Increase in Shares	444,701	461,750
Shares Outstanding, Beginning of Period	756,881	295,131
Shares Outstanding, End of Period	1,201,582	756,881

Financial Highlights
Selected data for a share outstanding throughout the period:	5/1/2007	5/1/2006	5/1/2005	5/3/2004(a)
	to	to	to	to
	4/30/2008	4/30/2007	4/30/2006	4/30/2005
Net Asset Value -
Beginning of Period	$ 11.49	$ 11.56	$ 9.88	$ 10.00
Net Investment Income/(Loss) (b) (e)	0.04	0.13	(0.04)	0.01
Net Gains or Losses on Securities
(realized and unrealized)	0.21	0.46	1.79	(0.13)
Total from Investment Operations	0.25	0.59	1.75	(0.12)

Distributions (From Net Investment Income)	(0.03)	(0.07)	(0.07)	0.00
Distributions (From Capital Gains)	(0.06)	(0.59)	0.00	0.00
Total Distributions	(0.09)	(0.66)	(0.07)	0.00

Net Asset Value -
End of Period	$ 11.65	$ 11.49	$ 11.56	$ 9.88

Total Return	2.20%	5.21%	17.74%	(1.20)%	(c)

Ratios/Supplemental Data

Net Assets - End of Period (Thousands)	13,994	8,696	3,413	3,078

Ratio of Expenses to Average Net Assets (f)	1.75%	1.75%	1.75%	1.75%	(d)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.36%	1.18%	-0.33%	0.08%	(d)

Portfolio Turnover Rate	573.04%	404.77%	385.26%	772.71%

(a) Commencement of Operations.
(b) Per share amounts were calculated using the average shares method.
(c) Not Annualized. (d) Annualized.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.

The accompanying notes are an integral part of these

financial statements.

2008 Annual Report  7

NOTES TO FINANCIAL STATEMENTS

NAVIGATOR FUND

April 30, 2008

1.) ORGANIZATION

Navigator Fund (the "Fund"), is a non-diversified series of the Aviemore Funds (the "Trust"), which is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust was organized in Ohio as a business trust on January 2, 2004, and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. At present, the Fund is the only series authorized by the Trust. Prior to January 1, 2008, Navigator Fund was named Aviemore Fund. The Fund commenced operations on May 3, 2004.  The Fund’s investment adviser is Aviemore Asset Management, LLC (the “Adviser”). The Fund's investment objective is capital appreciation.

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements."  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of April 30, 2008, the Fund does not believe that the adoption of SFAS No.

2008 Annual Report  8

157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

Effective October 31, 2007 the Fund adopted Financial Accounting Standards Board (FASB)  Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”. FIN 48 establishes financial reporting rules reguarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of and during the period ended April 30, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities before 2004.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

OTHER:  The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into a management agreement (the "Agreement") with the Adviser. Under the Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing assets of the Fund. The Adviser pays all operating expenses of the Fund, with the exception of taxes, borrowing expenses (such as (a) interest and (b) dividend expenses on securities sold short), brokerage commissions and extraordinary expenses. For its services, the Adviser receives an annual investment management  fee of 1.75% of the average daily net assets of the Fund. For the fiscal year ended April 30, 2008, the Adviser earned management fees totaling $182,036 of which $18,470 was still due to the Adviser at April 30, 2008.

4.) APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

On April 24, 2008, the Board met to consider the renewal of the Agreement. In reviewing the Agreement, the Board of Trustees received materials from the Adviser addressing the following factors: (i) the investment performance of the Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund;  (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

As to the performance of the Fund, the materials from the Adviser included information regarding the Fund's performance compared to a group of funds of similar size, style and objective, categorized by Morningstar (the "Peer Group").  The Adviser’s President noted that the Adviser does not advise individual clients with mandates comparable to the

2008 Annual Report  9

Navigator Fund.  For the 12-month period ended March 31, 2008, the Navigator Fund showed a total return of 3.77%, compared to a total return of -1.04% for the Peer Group and a total return of -5.08% for the S&P 500 Index, the Fund's comparative benchmark index.  Additionally, the average annualized return since inception from May 3, 2004 was 5.55% for the Navigator Fund compared to 6.62% for the S&P 500 and 5.72% for the Peer Group.  As to the costs of the services to be provided, the Board reviewed the fees under the Agreement compared to other mutual funds with similar investment objectives and asset levels and noted that the expense ratio of 1.75% was above the category average of 1.44%, but within the range of its Peer Group.  The Trustees then reviewed the management fee ratio of the Fund compared its Peer Group and noted that the management fee ratio of 1.75% was above the category average of 0.84%.   The Trustees recognized the expense ratio was within the range of its Peer Group and the management fee was at the top end of the Peer Group; however, they also recognized that the Fund's Adviser is responsible under the Agreement for paying all but a very small fraction of the Fund's expenses out of the management fee.  The Adviser’s President also stated that in addition to advisory services, the Adviser provides the Fund with officers, including the CCO, and office space.  The Trustees also recognized that the Adviser has been covering the Fund's expenses since 2004 and did not make a profit during the last fiscal year.  The Adviser’s President also stated that the Adviser is committed to reducing fees as economies of scale are realized.

As to the nature, extent and quality of the services provided by the Adviser, the Trustees analyzed the Adviser's experience and capabilities.  The representatives of the Adviser summarized the information provided to the Board.  The Trustees discussed the Adviser's financial condition.  The Trustees discussed the portfolio manager's background and investment management experience.  The representatives of the Adviser reviewed and discussed with the Board the Adviser's ADV and the certifications as to its Code of Ethics.  The Adviser’s President walked the Board through the Adviser's Form ADV and discussed the Adviser's financial stability.  He stated that as president and majority owner of the Adviser, he has consistently funded the Adviser with sufficient capital to pay all operating expenses of the Fund.  Furthermore, He stated that there was no relationship between the Adviser, the transfer agent, the fund accountant or the custodian bank.

Next, the independent Trustees met in executive session to discuss the continuation of the Agreement.  The officers of the Trust were excused during this discussion.

Upon reconvening the meeting, the Trustees reported that after further consideration, they were satisfied with the performance of the Fund.  They concluded that the nature and extent of services provided by the Adviser was consistent with the Board's expectations.  The Trustees also concluded that the Adviser had sufficient resources and had provided quality advisory services to the Fund.  The Board agreed that that the fees in the Agreement were reasonable and that the Adviser was not overly profitable.  The Trustees agreed that economics of scale would not be a material consideration until the Fund was substantially larger.  It was the consensus of the Trustees, including the independent Trustees, that renewal of the Management Agreement would be in the best interests of the Fund. Thereafter, the Board, including the independent trustees, unanimously voted to continue the Agreement for another year.

5.) INVESTMENT TRANSACTIONS

For the fiscal year ended April 30, 2008, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $51,834,411 and $48,636,450, respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of investments owned at April 30, 2008 was $13,431,511. At April 30, 2008, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation                 (Depreciation)

                  Net Appreciation (Depreciation)

  $279,456                        ($36,413)                                         $243,043

6.) RELATED PARTY TRANSACTIONS

Paul Michael Frank is the control person of the Adviser and also serves as a trustee and officer of the Fund. This individual receives benefits from the Adviser resulting from management fees paid to the Adviser by the Fund.

2008 Annual Report  10

The Trustees who are not interested persons of the Fund received $3,500 in Trustee fees, in aggregate, from the Adviser through the fiscal year ended April 30, 2008.

7.) CAPITAL SHARES

The Trust is authorized to issue an unlimited number of shares. Paid in Capital at April 30, 2008 was $13,434,002, representing 1,201,582 shares outstanding.

8.) DISTRIBUTIONS TO SHAREHOLDERS

There were distributions paid on December 28, 2007 of which $0.0272 per share was paid from net investment income and $0.0628 per share was paid from long-term capital gains.

The tax character of distributions  was as follows:

                                         Year ended                         Year ended

                                       April 30, 2008                     April 30, 2007

Ordinary Income

      $   22,285                           $  26,274

Short-term Capital Gain

                   0                             188,310

Long-term Capital Gain

           51,451                               14,451

                                          $   73,736                            $229,035

As of April 30, 2008, the components of distributable earnings / (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/ (accumulated losses)               $    15,418

Undistributed long-term capital gain/ (accumulated losses)           301,781

Unrealized appreciation/(depreciation) - net                                 243,043

                                                                   $  560,242

There were no difference between book basis and tax basis unrealized appreciation.

9.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2008, Charles Schwab & Co. and National Financial, both for the benefit of their customers held, in aggregate, 46.76% and  29.64%, respectively, of the Fund shares and thus may both be deemed to control the Fund.

2008 Annual Report  11

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy, Ste 1100

Certified Public Accountants

Westlake, Ohio 44145

Phone: (440) 835-8500

Fax: (440) 835-1093

www.cohenfund.com

         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and

Board of Trustees of Aviemore Funds

We have audited the accompanying statement of assets and liabilities of Aviemore Funds, comprising the Navigator Fund (the "Fund"), including the schedule of investments, as of April 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four periods in the period then ended.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of April 30, 2008 by correspondence with the Fund's custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of April 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

June 23, 2008

2008 Annual Report  12

TRUSTEES AND OFFICERS

Unaudited

The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified.

The trustees and officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

Name, Address(1), and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee Or Officer
Paul Michael Frank(2), Year of Birth: 1962 Donna Rand Frank(2), Year of Birth: 1968	President, Treasurer, CCO and Trustee Secretary	Since 2004 Since 2004	President of Aviemore Asset Management, LLC (1993 to present). Homemaker.	1 N/A	None N/A

(1) The address of each trustee and officer is c/o Aviemore Funds, 20 Phelps Road, Old Chatham , NY 12136.

(2) Paul Michael Frank is considered an "interested person" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of his affiliation with the Adviser.  Paul Michael Frank and Donna Rand Frank are married.

Independent Trustees

Name, Address(3), and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee Or Officer
Sophie DeVennish Sisler, Year of Birth: 1953 Sharyn Finkelstein, Year of Birth:1953	Trustee Trustee	Since 2004 Since 2004	Retired. Attorney for the City and State of New York (1988 to present).	1 1	None None

 (3) The address of each Trustee is c/o Aviemore Funds, 20 Phelps Road, Old Chatham , NY 12136.

The Statement of Additional Information contains additional and more detailed information about the trustees and is available without charge by calling the transfer agent at 1-800-595-3166.

2008 Annual Report  13

Board of Trustees

Paul Michael Frank

Sophie DeVennish Sisler

Sharyn Finkelstein

Investment Adviser

Aviemore Asset Management, LLC

Counsel

Thompson Hine LLP

Custodian

U.S. Bank, NA

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Fund Administrator

Premier Fund Solutions, Inc.

Independent Registered

Public Accounting Firm

Cohen Fund Audit Services, Ltd.

This report is provided for the general information of the shareholders of the Navigator Fund.  This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. The registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a-d)  The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 4/30/08	FYE 4/30/07
Audit Fees	$13,590	$13,440
Audit-Related Fees	$0	$0
Tax Fees	$2,500	$2,450
All Other Fees	$600	$500

Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC.

Nature of All Other Fees: Review of Semi-Annual Report.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2)  None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g)  The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant,  for the last two years.

Non-Audit Fees	FYE 4/30/08	FYE 4/30/07
Registrant	$3,100	$2,950
Registrant’s Investment Adviser	$0	$0

(h)  The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)

Code of Ethics. Filed herewith.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification  pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aviemore Funds

By: /s/ Paul Michael Frank

Paul Michael Frank

President

Date:         JULY 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Paul Michael Frank

Paul Michael Frank

President

Date:         JULY 7, 2008

By: /s/ Paul Michael Frank

Paul Michael Frank

Chief Financial Officer

Date:         JULY 7, 2008